Sentinel Total Return Bond Fund (Prospectus Summary): | Sentinel Total Return Bond Fund
Sentinel Total Return Bond Fund

The Sentinel Funds

Class A, Class C, Class S and Class I

Supplement dated September 10, 2012

to the Prospectus dated March 29, 2012, as supplemented to date

Sentinel Total Return Bond Fund – Expense Cap on Class A Shares

Effective September 1, 2012, Sentinel Asset Management, Inc. (“Sentinel”) has contractually agreed to waive fees and/or reimburse expenses in order to limit the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement for Class A shares of the Total Return Bond Fund to 0.89% of the average daily net assets, until March 31, 2013.

Effective immediately, the Annual Fund Operating Expense table and related footnotes in the section of the Prospectus titled “Fund Summaries – Sentinel Total Return Bond Fund – Fees and Expenses of the Fund” are modified to read as follows:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment )
Annual Fund Operating Expenses Sentinel Total Return Bond Fund		Class A		Class C		Class I
Management Fee		0.55%		0.55%		0.55%
Distribution and/or Service (12b-1) Fees		0.20%	[1]	1.00%	[1]	none
Other Expenses		0.30%		0.23%		0.27%
Total Annual Fund Operating Expenses		1.05%		1.78%		0.82%
Fee Waiver and/or Expense Reimbursement	[2]	(0.16%)		none		none
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[2]	0.89%		1.78%		0.82%
[1]	12b-1 fees have been restated from fiscal year amounts to reflect the maximum fee payable under the applicable distribution plan for such share class. 12b-1 fees are not assessed with respect to shares owned by NLV Financial Corporation or an affiliate ("NLVFin"), which may result in an overall 12b-1 fee charged to all shareholders of less than the maximum for so long as the NLVFin investment is maintained.
[2]	The Fund’s investment adviser has contractually agreed, effective September 1, 2012, to waive fees and/or reimburse certain expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement for Class A shares, on an annualized basis, to 0.89% of average daily net assets attributable to Class A shares until March 31, 2013. This agreement may be terminated upon 90 days’ notice by a majority of the non-interested directors of the Fund.